RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Jan. 17, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Jan. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Debt forgiven		$ 36,680	$ 0	$ 0
Outstanding		0
Additional advanced					$ 3,050	$ 2,620
Amounts due to related parties		47,731	31,010
Gaga Gvenetadze [Member]
Related Party Transaction [Line Items]
Debt forgiven	$ 21,115	21,115
Payment of debt			14,000
Outstanding			4,065
Amounts due to related parties		0	14,000
Irakli Gunia [Member]
Related Party Transaction [Line Items]
Debt forgiven		15,565	15,565
Outstanding			12,945
Amounts due to related parties		$ 0	$ 12,945